Discontinued Operations (Schedule Revenue From Subsidiaries) (Detail) (Segment, Discontinued Operations [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business	$ 1,202.6	$ 1,242.0	$ 1,125.6
EDT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		177.9	274.1
EDT [Member] | Product [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		168.0	261.4
EDT [Member] | Product [Member] | TriCor 145 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		35.5	54.5
EDT [Member] | Product [Member] | Focalin XR/Ritalin LA [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		25.9	33.0
EDT [Member] | Product [Member] | Ampyra [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		22.6	56.8
EDT [Member] | Product [Member] | Verelan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		18.1	21.8
EDT [Member] | Product [Member] | Naprelan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		5.9	12.6
EDT [Member] | Product [Member] | Skelaxin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business			5.9
EDT [Member] | Product [Member] | Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		60.0	76.8
EDT [Member] | Contract Revenue [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		9.9	12.7
EDT [Member] | Contract Revenue [Member] | Research Contracts [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		6.0	8.2
EDT [Member] | Contract Revenue [Member] | Milestone Payments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		$ 3.9	$ 4.5